Shareholder Fees {- Fidelity Disruptive Communications Fund}	Jul. 30, 2022 USD ($)
05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-06 | Fidelity Disruptive Communications Fund
Shareholder Fees:
(fees paid directly from your investment)	none